Investment of Fair Value of Plan Assets as a Percentage of the Total (Detail)	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Funded Percentage [Line Items]
Fair value of plan assets as a percentage of the total was invested	100.00%	100.00%
Equity securities
Defined Benefit Plan Funded Percentage [Line Items]
Fair value of plan assets as a percentage of the total was invested	77.90%	78.00%
Debt securities
Defined Benefit Plan Funded Percentage [Line Items]
Fair value of plan assets as a percentage of the total was invested	22.00%	21.90%
Cash and cash equivalents
Defined Benefit Plan Funded Percentage [Line Items]
Fair value of plan assets as a percentage of the total was invested	0.10%	0.10%